S000039473 [Member] Average Annual Total Returns		12 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended	156 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%		(0.36%)	2.01%
Bloomberg 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.35%		1.97%	2.09%
Sit Quality Income Fund - Class S
Prospectus [Line Items]
Average Annual Return, Percent		6.30%		2.91%	2.34%
Performance Inception Date						Dec. 31, 2012
Sit Quality Income Fund - Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.48%		1.45%	1.32%
Performance Inception Date						Dec. 31, 2012
Sit Quality Income Fund - Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.70%		1.61%	1.36%
Performance Inception Date						Dec. 31, 2012
Sit Quality Income Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		6.45%
Performance Inception Date			Mar. 31, 2022

[1]	A broad-based securities market index that represents the overall domestic debt markets.
[2]	A more narrowly-based index that reflects the market sectors in which the Fund invests.